Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits
9. Employee Benefits

Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 6% of the participant's annual compensation. Contributions to this plan are recorded, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2010, December 31, 2011 and December 31, 2012 were $14,206,000, $16,644,000 and $18,187,000 respectively.

The Company's United States operations maintain a retirement plan (the "U.S. Plan") that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 50% of each participant's contributions; each participant can contribute up to 6% of their annual compensation. Contributions to this U.S. Plan are recorded, in the year contributed, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2010, December 31, 2011 and December 31, 2012 were $6,603,000, $7,064,000 and $8,442,000 respectively.

One of the Company’s subsidiaries which was acquired during the 2003 fiscal year, ICON Development Solutions Limited, operates a defined benefit pension plan in the United Kingdom for its employees. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2012, December 31, 2011 and December 31, 2010, consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2012	December 31, 2011
	(in thousands)
Benefit obligation at beginning of year	$19,924	$16,482
Service cost	242	212
Interest cost	964	931
Plan participants’ contributions	101	134
Benefits paid	(237)	(109)
Actuarial loss	405	2,621
Foreign currency exchange rate changes	1,128	(347)

Benefit obligation at end of year	$22,527	$19,924

Change in plan assets	December 31, 2012	December 31, 2011
	(in thousands)
Fair value of plan assets at beginning of year	$15,021	$15,499
Actual return on plan assets	1,810	(604)
Employer contributions	239	273
Plan participants’ contributions	101	135
Benefits paid	(237)	(109)
Foreign currency exchange rate changes	873	(173)

Fair value of plan assets at end of year	$17,807	$15,021

The fair values of the assets above do not include any of the Company’s own financial instruments, property occupied by, or other assets used by, the Company.

Funded status	December 31, 2012	December 31, 2011
	(in thousands)
Projected benefit obligation	$(22,527)	$(19,924)
Fair value of plan assets	17,807	15,021

Funded status	$(4,720)	$(4,903)

Non-current other liabilities	$(4,720)	$(4,903)
The following amounts were recorded in the consolidated statement of operations as components of the net periodic benefit cost/(credit)

	December 31, 2012	December 31, 2011	December 31, 2010
	(in thousands)

Service cost	$242	$212	$184
Interest cost	964	931	746
Expected return on plan assets	(895)	(1,141)	(980)
Amortization of net (gain)/loss	179	-	-

Net periodic benefit (credit)/cost	$490	$2	$(50)

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost/(credit) for the years ended December 31, 2010, December 31, 2011 and December 31, 2012:

	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
Discount rate	4.7%	5.4%	5.7%
Rate of compensation increase	3.5%	4.0%	4.0%
Expected rate of return on plan assets	5.8%	7.1%	7.4%

Accumulated other comprehensive income	December 31, 2012	December 31, 2011	December 31, 2010
	(in thousands)
Actuarial loss - benefit obligation	$405	$2,621	$2,232
Actuarial (gain)/loss – plan assets	(915)	1,744	(1,023)
Actuarial loss recognized in net periodic benefit cost	(179)	-	-

Total	$(689)	$4,365	$1,209

The estimated net gain and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $135,000 and $nil respectively.

Amounts recognized in accumulated other comprehensive income that has not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2012	December 31, 2011	December 31, 2010
	(in thousands)
Net actuarial (gain)/loss	$3,371	$4,060	$(305)

Total	$3,371	$4,060	$(305)

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2012:

	December 31,	December 31,
	2012	2011
Discount rate	4.6%	4.7%
Rate of compensation increase	3.4%	3.5%

The discount rate is determined by reference to UK long dated government and corporate bond yields at the balance sheet date.  This is represented by the iboxx corporate bond over 15 year index plus 50 basis points.  At December 31, 2012 the Company, with input from its actuarial advisors, refined its estimate of the discount rate used in calculating the benefit obligation and applied an additional 50 basis points to the  iboxx corporate bond over 15 year index to reflect the long term nature of the benefit obligation.  Had this not been applied and a discount rate of 4.1% used, the benefit obliation at December 31, 2012 would have been $25,577,000.

Plan Assets

The assets of the scheme are invested in the Legal and General Global Equity and Fixed Index Fund.  The aim of this fund is to capture the returns on UK and overseas equity markets with a more even investment in UK and overseas equities than would be provided by reference to market capitalization or consensus weights.  The expected long-term rate of return on assets at December 31, 2012 of 5.7% was calculated as the value of the fund after application of a market value reduction factor.   The expected long term rates of return on different asset classes over the long term are as follows:

Asset Category	Expected long-term return per annum
Equity	5.8%
Bonds	4.6%

At December 31, 2012 UK gilts were yielding around 2.7% per annum. This is often referred to as the risk free rate of return as UK gilts have a negligible risk of default and the income payments and capital on redemption are guaranteed by the UK Government.  The long-term expected return on equities has been determined by setting appropriate risk premiums above the yield on UK gilts.  A long term equity “risk-premium” of 3.1% per annum has been assumed, this being the expected long-term out-performance of equities over UK gilts.  The long-term expected return on bonds is determined by reference to UK long dated government and corporate bond yields at the balance sheet date.  This is represented by the iboxx AA 15 index plus 50 basis points.

The underlying asset split of the fund is shown below.

Asset Category	December 31, 2012	December 31, 2011
Equity	90%	90%
Bonds	10%	10%
	100%	100%
Applying the above expected long term rates of return to the asset distribution at December 31, 2012, gives rise to an expected overall rate of return of scheme assets of approximately 5.7% per annum.

Plan Asset Fair Value Measurements
Quoted Prices in Active Markets for Identical Assets
Level 1
(in thousands)

Cash	$13

Equity Securities
Legal and General UK Equity Index	6,404
Legal and General North America Equity Index	3,082
Legal and General Europe (ex UK) Equity Index	3,303
Legal and General Japan Equity Index	1,637
Legal and General Asia Pac (ex Japan) Equity Index	1,630

Fixed Income Securities
Legal and General over 15 year Gilts Index	564
Legal and General AAA-AA-A Bonds Over 15 year Index	597
Legal and General over 5 year Index-Linked Gilts Index	577

$17,807

Cash Flows

The Company expects to contribute $0.3 million to its pension fund in the year ending December 31, 2013.

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2013	$81
2014	81
2015	81
2016	81
2017	81
Years 2018 - 2022	$406

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount in respect of recent average withdrawal experience.  At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets.  The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets.  If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.